Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 3,860		$ 3,301		$ 11,333		$ 10,553		$ 13,801	$ 16,024
Cost of sales (exclusive of depreciation and amortization shown separately below)	1,526		1,554		4,411		4,371		5,530	6,005
Gross profit	2,334		1,747		6,922		6,182		8,271	10,019
Operating expenses
General and administrative	4,487		4,596		13,531		17,012		22,479	29,041
Sales and marketing	346		641		1,319		1,861		2,467	5,340
Depreciation and amortization	146		150		437		472		621	669
Total operating expenses	4,979		5,387		15,287		19,345		25,567	35,050
Operating loss	(2,645)		(3,640)		(8,365)		(13,163)		(17,296)	(25,031)
Non-operating income (expense)
Other expense	(18)		(53)		(42)		(198)		(212)	(190)
PPP loan forgiveness										1,287
Excess warrant fair value							(6,453)		(6,453)
Change in fair value of warrant liability, net of issuance costs of $645			1,600				10,362		10,231
Other income	47				98		128		147	89
Loss before income taxes	(2,616)		(2,093)		(8,309)		(9,324)		(13,583)	(23,845)
Net loss	$ (2,616)		$ (2,093)		$ (8,309)		$ (9,324)		$ (13,583)	$ (23,845)
Net loss per share (basic)	$ (0.40)		$ (1.75)		$ (1.94)		$ (8.09)		$ (11.14)	$ (25.90)
Net loss per share (diluted)	$ (0.40)		$ (1.75)		$ (1.94)		$ (8.09)		$ (11.14)	$ (25.90)
Weighted average number of shares of Common Stock outstanding (basic)	6,615,320		1,197,258		4,282,210		1,152,607		1,219,381	920,592
Weighted average number of shares of Common Stock outstanding (diluted)	6,615,320		1,197,258		4,282,210		1,152,607		1,219,381	920,592
Product [Member]
Revenue
Total revenue	$ 1,958	[1]	$ 1,466	[1]	$ 5,608	[1]	$ 4,783	[1]	$ 6,270	$ 8,381
Service [Member]
Revenue
Total revenue	$ 1,902		$ 1,835		$ 5,725		$ 5,770		$ 7,531	$ 7,643

[1]	Product revenue from the sale of appliances and guides is typically fixed at the inception of the contract and is recognized at the point in time when shipment of the related products occurs.